Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	$ 6,239	$ 5,730
Total Director's emoluments	30,197	661	$ 783
Stock compensation expense	28,376	62	$ 133
Zwanziger Family Ventures Note 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	0	30
Zwanziger Family Ventures Note 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	$ 0	$ 252